FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Measurement of fair values
Financial assets	$ 11,012	$ 9,299
Financial liabilities	(5,733)	(4,158)
Transfer from Level 1 to Level 2 assets	0	0
Transfer from Level 2 to Level 1 assets	0	0
Transfer into Level 3 assets	0	0
Transfer out of Level 3 assets	0	0
Transfer from Level 1 to Level 2 liabilities	0	0
Transfer from Level 2 to Level 1 liabilities	0	0
Transfer into Level 3 liabilities	0	0
Transfer out of Level 3 liabilities	0	0
Acquisition consideration
Measurement of fair values
Increase in consideration	16
Total consideration	60
Consideration paid	67
Remeasurement reduction	9
Corporate bond
Measurement of fair values
Financial liabilities	(992)
Fair value of liability	1,017
Private placement debt
Measurement of fair values
Financial liabilities	(1,552)
Fair value of liability	1,642
At fair value
Measurement of fair values
Financial assets	70	72
Financial liabilities	(187)	(164)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(128)	(141)
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities	(128)	(141)
At fair value | Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(57)	(22)
At fair value | Forward foreign exhange contracts | Level 2
Measurement of fair values
Financial liabilities	(57)	(22)
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(1)
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities	(2)	(1)
At fair value | Forward foreign exhange contracts
Measurement of fair values
Financial assets	20	25
At fair value | Forward foreign exhange contracts | Level 2
Measurement of fair values
Financial assets	20	25
At fair value | Investments
Measurement of fair values
Financial assets	9	7
At fair value | Investments | Level 3
Measurement of fair values
Financial assets	9	7
At fair value | Contingent consideration receivable
Measurement of fair values
Financial assets	37	39
At fair value | Contingent consideration receivable | Level 3
Measurement of fair values
Financial assets	37	39
At fair value | Currency swaps
Measurement of fair values
Financial assets	2	1
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets	2	1
At fair value | Interest swaps
Measurement of fair values
Financial assets	2
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial assets	2
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	20	25
Financial liabilities	(57)	(22)
At fair value | Fair value - hedging instruments | Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(57)	(22)
At fair value | Fair value - hedging instruments | Forward foreign exhange contracts
Measurement of fair values
Financial assets	20	25
At fair value | Fair value through OCI
Measurement of fair values
Financial assets	4	1
Financial liabilities	(2)	(1)
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(1)
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial assets	2	1
At fair value | Fair value through OCI | Interest swaps
Measurement of fair values
Financial assets	2
At fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial assets	46	46
Financial liabilities	(128)	(141)
At fair value | Financial assets at fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	(128)	(141)
At fair value | Financial assets at fair value through profit or loss | Investments
Measurement of fair values
Financial assets	9	7
At fair value | Financial assets at fair value through profit or loss | Contingent consideration receivable
Measurement of fair values
Financial assets	37	39
Not measured at fair value
Measurement of fair values
Financial assets	2,748	1,461
Financial liabilities	(4,415)	(2,861)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(37)	(40)
Not measured at fair value | Bank overdrafts
Measurement of fair values
Financial liabilities	(11)	(20)
Not measured at fair value | Bank loans
Measurement of fair values
Financial liabilities	(931)	(857)
Not measured at fair value | Corporate bond
Measurement of fair values
Financial liabilities	(992)
Not measured at fair value | Private placement debt in a hedge relationship
Measurement of fair values
Financial liabilities	(122)	(120)
Not measured at fair value | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,430)	(880)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(892)	(944)
Not measured at fair value | Trade and other receivables
Measurement of fair values
Financial assets	986	1,184
Not measured at fair value | Cash at bank
Measurement of fair values
Financial assets	1,762	277
Not measured at fair value | Other financial liabilities
Measurement of fair values
Financial liabilities	(4,415)	(2,861)
Not measured at fair value | Other financial liabilities | Acquisition consideration
Measurement of fair values
Financial liabilities	(37)	(40)
Not measured at fair value | Other financial liabilities | Bank overdrafts
Measurement of fair values
Financial liabilities	(11)	(20)
Not measured at fair value | Other financial liabilities | Bank loans
Measurement of fair values
Financial liabilities	(931)	(857)
Not measured at fair value | Other financial liabilities | Corporate bond
Measurement of fair values
Financial liabilities	(992)
Not measured at fair value | Other financial liabilities | Private placement debt in a hedge relationship
Measurement of fair values
Financial liabilities	(122)	(120)
Not measured at fair value | Other financial liabilities | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,430)	(880)
Not measured at fair value | Other financial liabilities | Trade and other payables
Measurement of fair values
Financial liabilities	(892)	(944)
Not measured at fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	986	1,184
Not measured at fair value | Fair value - hedging instruments | Trade and other receivables
Measurement of fair values
Financial assets	986	1,184
Not measured at fair value | Amortised cost
Measurement of fair values
Financial assets	1,762	277
Not measured at fair value | Amortised cost | Cash at bank
Measurement of fair values
Financial assets	$ 1,762	$ 277